Taxes On Income - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Corporate tax rate		23.00%	24.00%
Corporate tax rate	23.00%	23.00%	24.00%
Tax benefit related to re-measurement of deferred tax balance			$ 41,100,000
Undistributed earnings of foreign subsidiaries	$ 392,300,000
Unrecognized deferred tax liability on undistributed earnings of foreign subsidiaries	71,200,000
Unrecognized tax benefit liability adjusted within 12 months	65,600,000
Uncertain tax positions interest expense	4,200,000	$ 5,500,000	$ 4,100,000
Uncertain tax positions accrued interest	34,900,000	30,800,000
Penalties accrued	$ 0	$ 0
Maximum
Operating Loss Carryforwards [Line Items]
Dividend income tax rate	20.00%
Minimum
Operating Loss Carryforwards [Line Items]
Dividend income tax rate	15.00%
U S Federal
Operating Loss Carryforwards [Line Items]
U.S. loss carry forward	$ 323,400,000
Operating loss carry forward expiration years	2021
U S State
Operating Loss Carryforwards [Line Items]
Corporate tax rate	21.00%		35.00%
U.S. loss carry forward	$ 81,600,000
U S State | Maximum
Operating Loss Carryforwards [Line Items]
Operating loss carry forward expiration years	2034
U S State | Minimum
Operating Loss Carryforwards [Line Items]
Operating loss carry forward expiration years	2020
Research And Development Tax Credit
Operating Loss Carryforwards [Line Items]
U.S. loss carry forward	$ 21,600,000
Research And Development Tax Credit | Maximum
Operating Loss Carryforwards [Line Items]
Operating loss carry forward expiration years	2039
Research And Development Tax Credit | Minimum
Operating Loss Carryforwards [Line Items]
Operating loss carry forward expiration years	2020
Tax Year 2012
Operating Loss Carryforwards [Line Items]
Enacted effective income tax rate	16.00%
Technological Preferred Enterprise
Operating Loss Carryforwards [Line Items]
Enacted effective income tax rate			12.00%